Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Payments under Noncancelable Operating Leases

As of December 31, 2013, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2014	$1,542
2015	1,531
2016	852
2017	410
2018	277

$4,612